SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Geographic Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 506		$ 34
Long-lived assets		[1]		[1]	$ 2
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 506		$ 34
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		[1]		[1]	$ 2

[1]	Less than $1